STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1%
Agriculture - .5%
Altria Group, Gtd. Notes	4.80	2/14/2029	1,343,000		1,446,196
Reynolds American, Gtd. Notes	4.85	9/15/2023	1,745,000		1,881,246
				3,327,442
Airlines - .3%
American Airlines Pass Through Trust, Ser. 2013-2, Cl. B	5.60	7/15/2020	166,531	[a]	169,653
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	180,000		188,250
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	272,413		277,223
British Airways Pass Through Trust, Ser. 2013-1, Cl. B	5.63	6/20/2020	42,052	[a]	42,659
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	165,273		171,058
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	1,190,000		1,281,201
				2,130,044
Asset-Backed Certificates - 3.1%
BCC Funding XIII, Ser. 2016-1, Cl. A2	2.20	12/20/2021	3,926	[a]	3,925
Consumer Loan Underlying Bond Credit Trust, Ser. 2018-P2, Cl. A	3.47	10/15/2025	833,012	[a]	837,155
DB Master Finance, Ser. 2017-1A, Cl. A2I	3.63	11/20/2047	61,070	[a]	61,977
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/2022	1,518,398	[a]	1,517,398
LMREC, Ser. 2015-CRE1, Cl. AR, 1 Month LIBOR +.98%	3.25	2/22/2032	85,481	[a,b]	85,695
LMREC, Ser. 2016-CRE2, Cl. A, 1 Month LIBOR +1.70%	4.10	11/24/2031	72,512	[a,b]	72,626
Marlette Funding Trust, Ser. 2018-2A, Cl. A	3.06	7/17/2028	108,268	[a]	108,324
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	2,218,118	[a]	2,229,516
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	67,934	[a]	67,230
PNMAC Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	4.62	4/25/2023	125,000	[a,b]	125,249
PNMAC Issuer Trust, Ser. 2018-GT1, Cl. A, 1 Month LIBOR +2.85%	5.12	2/25/2023	100,000	[a,b]	100,261
PNMAC Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	4.92	8/25/2025	125,000	[a,b]	125,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Asset-Backed Certificates - 3.1% (continued)
SCF Equipment Leasing, Ser. 2017-2A, Cl. A	3.41	12/20/2023	61,624	[a]	62,142
Sofi Consumer Loan Program, Ser. 2017-3, Cl. A	2.77	5/25/2026	112,139	[a]	112,228
Sofi Consumer Loan Program Trust, Ser. 2018-1, Cl. B	3.65	2/25/2027	148,000	[a]	150,664
Spirit Master Funding, Ser. 2014-2A, Cl. A	5.76	3/1/2041	282,120	[a]	291,850
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	3.28	1/17/2035	2,793,249	[a,b]	2,796,483
TAL Advantage V, Ser. 2013-1A, Cl. A	2.83	2/22/2038	151,217	[a]	150,531
Textainer Marine Containers V, Ser. 2017-1A, Cl. A	3.72	5/20/2042	102,768	[a]	103,543
Textainer Marine Containers V, Ser. 2017-2A, Cl. A	3.52	6/20/2042	416,518	[a]	416,543
Textainer Marine Containers VII, Ser. 2018-1A, Cl. A	4.11	7/20/2043	464,000	[a]	474,543
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/1/2036	1,680,773	[a]	1,699,160
Triton Container Finance IV, Ser. 2017-2A, Cl. A	3.62	8/20/2042	33,810	[a]	33,962
Upgrade Receivables Trust, Ser. 2018-1A, Cl. A	3.76	11/15/2024	2,385,067	[a]	2,394,557
Upstart Securitization Trust, Ser. 2019-2, Cl. A	2.90	9/20/2029	4,549,000		4,548,970
VSE VOI Mortgage, Ser. 2016-A, Cl. A	2.54	7/1/2033	128,821	[a]	128,544
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	1,019,775	[a]	1,061,393
				19,760,044
Asset-Backed Ctfs./Auto Receivables - 3.4%
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	1,270,000		1,273,564
CPS Auto Trust, Ser. 2016-D, Cl. B	2.11	3/15/2021	34,733	[a]	34,723
Drive Auto Receivables Trust, Ser. 2019-3, Cl. A2B, 1 Month LIBOR +.38%	2.71	9/15/2022	3,954,000	[b]	3,956,482
DT Auto Owner Trust, Ser. 2018-2A, Cl. C	3.67	3/15/2024	151,000	[a]	153,034
DT Auto Owner Trust, Ser. 2019-1A, Cl. A	3.08	9/15/2022	1,917,549	[a]	1,924,118
DT Auto Owner Trust, Ser. 2019-3A, Cl. A	2.55	8/15/2022	1,630,000	[a]	1,629,835
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	733,882	[a]	732,477
NextGear Floorplan Master Owner Trust, Ser. 2017-1A, Cl. A2	2.54	4/18/2022	265,000	[a]	265,029

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Asset-Backed Ctfs./Auto Receivables - 3.4% (continued)
NextGear Floorplan Master Owner Trust, Ser. 2019-1A, Cl. A2	3.21	2/15/2024	2,535,000	[a]	2,583,145
Nissan Auto Receivables Owner Trust, Ser. 2017-B, Cl. A4	1.95	10/16/2023	2,395,000		2,386,193
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,870,000	[a]	1,924,338
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	550,000	[a]	550,212
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	710,000	[a]	717,092
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	2,730,000	[a]	2,810,646
Tesla Auto Lease Trust, Ser. 2018-B, Cl. A	3.71	8/20/2021	837,644	[a]	849,015
				21,789,903
Asset-Backed Ctfs./Student Loans - .9%
DRB Prime Student Loan Trust, Ser. 2016-B, Cl. A2	2.89	6/25/2040	48,036	[a]	48,250
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	344,702	[a]	348,134
SMB Private Education Loan Trust, Ser. 2014-A, Cl. A2B, 1 Month LIBOR +1.15%	3.48	5/15/2026	2,234,374	[a,b]	2,248,482
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	257,664	[a]	260,073
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +.75%	3.08	10/15/2035	154,000	[a,b]	154,082
Sofi Professional Loan Program, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,235,574
Sofi Professional Loan Program, Ser. 2019-A, Cl. A1FX	3.18	6/15/2048	673,294	[a]	679,829
				5,974,424
Automobiles & Components - 2.0%
Ford Motor Credit, Sr. Unscd. Notes	2.34	11/2/2020	313,000		311,688
Ford Motor Credit, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		3,026,145
Ford Motor Credit, Sr. Unscd. Notes	5.09	1/7/2021	4,000,000		4,120,102
General Motors Financial, Sr. Unscd. Notes, 3 Month LIBOR +1.10%	3.67	11/6/2021	5,290,000	[b]	5,282,914
				12,740,849
Banks - 9.3%
ABN AMRO Bank, Sub. Notes	4.75	7/28/2025	635,000	[a]	682,964
ABN AMRO Bank, Sub. Notes	4.80	4/18/2026	800,000	[a]	863,591
Banco Santander, Sr. Unscd. Notes	3.31	6/27/2029	1,000,000		1,012,144
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	353,000		358,188
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	588,000		605,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Banks - 9.3% (continued)
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,320,153
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	2,340,000		2,381,623
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,709,732
Bank of America, Sr. Unscd. Notes	3.71	4/24/2028	230,000		241,766
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	1,380,000		1,476,343
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,219,726
BB&T, Jr. Sub. Notes	4.80	3/1/2168	3,135,000		3,115,406
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,900,691
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		3,282,181
Citigroup, Sub. Notes	4.60	3/9/2026	181,000		195,587
Citigroup, Sub. Notes	4.75	5/18/2046	830,000		944,541
Citigroup, Sub. Notes	5.30	5/6/2044	174,000		210,741
Danske Bank, Sr. Unscd. Notes	5.00	1/12/2022	1,977,000	[a]	2,072,152
HSBC Capital Funding Dollar 1, Gtd. Notes	10.18	12/31/2167	325,000	[a]	520,494
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	4,508,000		4,672,053
JPMorgan Chase & Co, Jr. Sub. Notes, Ser. CC	4.63	5/1/2168	211,000		206,354
JPMorgan Chase & Co, Sr. Unscd. Notes	2.70	5/18/2023	260,000		262,669
JPMorgan Chase & Co, Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,853,471
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,574,351
Mizuho Financial Group, Sr. Unscd. Notes, 3 Month LIBOR +.84%	3.16	7/16/2023	3,983,000	[b]	3,995,183
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	2,105,000		2,337,964
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,683,536
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	182,000		186,895
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	700,000		728,074
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,260,567
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	4.12	11/29/2023	1,125,000	[b]	1,159,393
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.75%	4.01	10/28/2027	250,000	[b]	259,393
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		2,194,229
Wells Fargo & Co., Sr. Unscd. Notes	3.00	2/19/2025	3,000,000		3,059,207
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	1,625,000		1,649,745
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	1,520,000		1,646,259
Westpac Banking, Sub. Notes	4.11	7/24/2034	2,042,000		2,087,124
				58,930,489

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Beverage Products - .4%
Anheuser-Busch, Gtd. Notes	4.70	2/1/2036	115,000		128,856
Anheuser-Busch, Gtd. Notes	4.90	2/1/2046	1,800,000		2,050,171
Anheuser-Busch Worldwide, Gtd. Notes	4.00	4/13/2028	605,000		657,224
				2,836,251
Chemicals - .5%
Olin, Sr. Unscd. Notes	5.63	8/1/2029	2,137,000		2,198,439
SABIC Capital II, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	781,915
				2,980,354
Collateralized Loan Obligations Debt - 1.6%
Antares CLO, Ser. 2017-1A, Cl. B, 3 Month LIBOR +2.40%	4.68	7/20/2028	275,000	[a,b]	269,825
Arbor Realty CLO, Ser. 2017-FL3, Cl. A, 1 Month LIBOR +.99%	3.32	12/15/2027	140,000	[a,b]	140,275
Arbor Realty Commercial Real Estate, Ser. 2017-FL2, Cl. A, 1 Month LIBOR +.99%	3.32	8/15/2027	213,000	[a,b]	213,133
Arbor Realty Commercial Real Estate, Ser. 2018-FL1, Cl. A, 1 Month LIBOR +1.15%	3.48	6/15/2028	415,000	[a,b]	416,831
Golub Capital Partners CLO, Ser. 2017-19RA, Cl. A2, 3 Month LIBOR +1.80%	4.07	7/26/2029	340,000	[a,b]	337,495
GPMT, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	4.68	2/22/2036	6,132,000	[a,b]	6,182,538
Greystone Commercial Real Estate, Ser. 2017-FL1A, Cl. A, 1 Month LIBOR +1.55%	3.88	3/15/2027	100,000	[a,b]	100,092
IVY Hill Middle Market Credit Fund XII, Ser. 12A, Cl. A2, 3 Month LIBOR +2.25%	4.53	7/20/2029	340,000	[a,b]	337,255
KREF, Ser. 2018-FL1, Cl. C, 1 Month LIBOR +2.00%	4.31	6/15/2036	2,062,500	[a,b]	2,067,927
LoanCore Issuer, Ser. 2018-CRE1, Cl. A, 1 Month LIBOR +1.13%	3.46	5/15/2028	100,000	[a,b]	100,293
				10,165,664
Commercial & Professional Services - .5%
DP World, Sr. Unscd. Notes	6.85	7/2/2037	690,000		880,102
ERAC USA Finance, Gtd. Bonds	4.50	2/15/2045	215,000	[a]	227,513
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	2,002,574
				3,110,189
Commercial Mortgage Pass-Through Ctfs. - 2.8%
Angel Oak Mortgage Trust I, Ser. 2019-2, Cl. A1	3.63	3/1/2049	834,984	[a]	847,778
AREIT Trust, Ser. 2018-CRE2, Cl. C, 1 Month LIBOR +1.90%	4.23	11/14/2035	3,993,628	[a,b]	4,017,491

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Commercial Mortgage Pass-Through Ctfs. - 2.8% (continued)
Bancorp Commercial Mortgage Trust, Ser. 2018-CRE4, Cl. 4, 1 Month LIBOR +.95%	3.23	9/15/2035	23,103	[a,b]	23,123
Bellemeade, Ser. 2018-2A, M1B, 1 Month LIBOR +1.35%	3.62	8/25/2028	150,000	[a,b]	150,070
CGMS Commercial Mortgage Trust, Ser. 2017-MDRB, Cl. A, 1 Month LIBOR +1.10%	3.43	7/15/2030	25,904	[a,b]	25,723
Citigroup Commercial Mortgage Trust, Ser. 2013-375P, Cl. D	3.52	5/1/2035	350,000	[a]	353,424
Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Cl. C	4.28	12/1/2049	67,000		70,393
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/1/2048	2,570,000		2,676,788
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/1/2050	4,375,000		4,684,310
Federal Home Loan Mortage Corp. Structured Agency Credit Risk Debt Notes, Ser. 2018-SPI4, M1	4.46	11/1/2048	486,732	[a]	490,335
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/1/2037	865,000	[a]	886,909
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	3.29	12/22/2069	1,372,000	[a,b]	1,378,853
MSBAM Commercial Mortgage Securities Trust, Ser. 2012-CKSV, Cl. C	4.29	10/1/2030	540,000	[a]	545,983
MSDB Trust, Ser. 2017-712F, Cl. C	3.63	7/1/2039	30,900	[a]	31,776
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/1/2024	174	[a]	173
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/1/2045	1,765,315		1,805,566
				17,988,695
Collateralized Municipal-Backed Securities - .0%
FREMF Mortgage Trust, Ser. 2015-K44, Cl. B	3.68	1/1/2048	90,000	[a]	93,029
Consumer Discretionary - .3%
Las Vegas Sands, Sr. Unscd. Notes	3.90	8/8/2029	1,761,000		1,786,456
Diversified Financials - .7%
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/2020	2,060,000		2,067,360
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,951,657
GE Capital International Funding, Gtd. Notes	2.34	11/15/2020	215,000		214,092
Nuveen, Gtd. Notes	4.00	11/1/2028	142,000	[a]	156,246

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Diversified Financials - .7% (continued)
SAFG Retirement Services, Sr. Unscd. Debs.	8.13	4/28/2023	145,000		170,566
				4,559,921
Energy - 3.8%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	605,500
Andeavor Logistics, Gtd. Notes	3.50	12/1/2022	595,000		608,154
Andeavor Logistics/Tesoro Logistics Finance, Gtd. Notes	4.25	12/1/2027	168,000		176,194
Andeavor Logistics/Tesoro Logistics Finance, Gtd. Notes	5.20	12/1/2047	1,180,000		1,271,416
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	1,132,000	[a]	1,064,103
CITGO Petroleum, Sr. Scd. Notes	6.25	8/15/2022	6,087,000	[a]	6,170,696
Ecopetrol, Sr. Unscd. Notes	5.88	5/28/2045	525,000		591,623
Energy Transfer Operating, Gtd. Notes	4.95	6/15/2028	225,000		245,863
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	1,085,000		1,106,585
Enterprise Products Operating, Gtd. Notes	5.38	2/15/2078	64,000		61,217
EQT, Sr. Unscd. Notes	3.00	10/1/2022	170,000		165,493
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	2,290,000		3,143,188
Kinder Morgan, Gtd. Notes	8.05	10/15/2030	238,000		313,703
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	118,000		124,021
Motiva Enterprises, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	370,895
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	855,000		891,621
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	105,000		105,605
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	1,022,000		1,096,605
NGPL PipeCo, Sr. Unscd. Notes	7.77	12/15/2037	1,180,000	[a]	1,556,125
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	1,070,000		939,439
Sunoco LP/Sunoco Finance, Gtd. Notes	5.50	2/15/2026	18,000		18,675
Targa Resources Partners, Gtd. Notes	6.50	7/15/2027	114,000	[a]	124,405
The Williams Companies, Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		188,249
The Williams Companies, Sr. Unscd. Notes	4.50	11/15/2023	980,000		1,045,997
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,125,915
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	475,000		473,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Energy - 3.8% (continued)
Western Midstream Operating, Sr. Unscd. Notes	5.30	3/1/2048	325,000		288,290
				23,872,829
Environmental Control - .5%
Republic Services, Sr. Unscd. Notes	3.38	11/15/2027	560,000		586,081
Waste Management, Gtd. Notes	2.95	6/15/2024	1,738,000		1,782,224
Waste Management, Gtd. Notes	4.60	3/1/2021	540,000		556,526
				2,924,831
Financials - .3%
Penske Truck Leasing, Sr. Unscd. Notes	3.65	7/29/2021	1,678,000	[a]	1,713,238
Food Products - .3%
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/2039	1,560,000		1,928,675
Foreign Governmental - .7%
Ghana, Sr. Unscd. Bonds	8.13	1/18/2026	300,000		324,331
Ghana, Sr. Unscd. Notes	7.63	5/16/2029	200,000	[a]	204,896
Kenya, Sr. Unscd. Notes	7.25	2/28/2028	575,000	[a]	600,442
Perusahaan Penerbit SBSN Indonesia III, Sr. Unscd. Notes	4.45	2/20/2029	1,329,000	[a]	1,443,626
Qatar, Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,620,160
Ukraine, Sr. Unscd. Notes	7.38	9/25/2032	505,000	[a]	514,575
				4,708,030
Forest Products & Other - .4%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	5.50	4/30/2049	2,160,000	[a]	2,340,900
Health Care - 3.0%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	1,860,000		2,322,415
Abbvie, Sr. Unscd. Notes	3.20	5/14/2026	4,425,000		4,471,380
Aetna, Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,647,096
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	1,620,000		1,720,962
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	1,180,000		1,344,481
Medtronic, Gtd. Notes	4.63	3/15/2045	202,000		251,434
Mylan, Gtd. Notes	3.15	6/15/2021	1,060,000		1,069,979
Mylan, Gtd. Notes	3.95	6/15/2026	69,000		70,556
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	1,430,000		1,446,633
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	1,361,000	[a]	1,566,608
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		2,039,306
				18,950,850
Industrials - 1.9%
3M, Sr. Unscd. Notes	4.00	9/14/2048	4,317,000		4,651,872
Eaton, Gtd. Notes	3.10	9/15/2027	4,300,000		4,374,716

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Industrials - 1.9% (continued)
General Electric, Sr. Unscd. Notes	4.13	10/9/2042	2,699,000		2,602,508
General Electric, Sub. Notes	5.30	2/11/2021	75,000		77,795
Heathrow Funding, Sr. Scd. Bonds	4.88	7/15/2021	100,000	[a]	106,187
Sydney Airport Finance, Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	71,210
				11,884,288
Information Technology - .3%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	1,051,000		1,080,133
Oracle, Sr. Unscd. Notes	2.65	7/15/2026	975,000		979,855
				2,059,988
Insurance - 3.5%
American International Group, Jr. Sub. Debs.	8.18	5/15/2058	2,825,000		3,788,381
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	2,305,000		2,461,069
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	2,800,000		3,154,774
Lincoln National, Sr. Unscd. Notes	3.80	3/1/2028	278,000		292,685
Massachusetts Mutual Life Insurance, Sub. Notes	4.90	4/1/2077	179,000	[a]	211,600
MetLife, Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		4,484,303
Pricoa Global Funding I, Scd. Notes	2.45	9/21/2022	150,000	[a]	150,312
Principal Financial Group, Gtd. Notes	4.70	5/15/2055	3,110,000		3,097,622
Prudential Financial, Jr. Sub. Notes	5.63	6/15/2043	1,645,000		1,763,070
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	264,000		287,016
The Allstate Corp., Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,702,092
Trinity Acquisition, Gtd. Notes	4.40	3/15/2026	43,000		46,314
				22,439,238
Internet Software & Services - .6%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	1,345,000		1,530,649
Tencent Holdings, Sr. Unscd. Notes	3.60	1/19/2028	400,000	[a]	412,681
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	2,011,000	[a]	2,121,071
				4,064,401
Media - 4.3%
21st Century Fox America, Gtd. Debs.	7.63	11/30/2028	1,470,000		1,876,478
Charter Communications Operating Capital, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,520,528
Charter Communications Operating Capital, Sr. Scd. Notes	5.75	4/1/2048	1,939,000		2,117,895
Comcast, Gtd. Notes	3.70	4/15/2024	235,000		248,673
Comcast, Gtd. Notes	4.15	10/15/2028	55,000		60,671
Comcast, Gtd. Notes	4.70	10/15/2048	545,000		640,312

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Media - 4.3% (continued)
Cox Communications, Sr. Unscd. Notes	4.60	8/15/2047	1,060,000	[a]	1,108,975
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,659,335
CSC Holdings, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,382,812
Diamond Sports Group, Sr. Scd. Notes	5.38	8/15/2026	1,212,000	[a]	1,234,725
Sirius XM Radio, Gtd. Notes	4.63	7/15/2024	959,000	[a]	989,496
Sirius XM Radio, Gtd. Notes	5.00	8/1/2027	2,788,000	[a]	2,885,580
Sky, Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	3,216,508
Viacom, Jr. Sub. Debs.	5.88	2/28/2057	2,890,000		2,995,543
VTR Finance, Sr. Scd. Notes	6.88	1/15/2024	4,152,000	[a]	4,302,510
				27,240,041
Metals & Mining - 1.8%
BHP Billiton Finance USA, Gtd. Notes	6.75	10/19/2075	8,520,000	[a]	9,917,450
Glencore Funding, Gtd. Notes	4.63	4/29/2024	1,170,000	[a]	1,240,826
				11,158,276
Municipal Securities - 1.2%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		5,642,048
California, GO (Various Purpose)	7.55	4/1/2039	270,000		433,539
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,286,162
				7,361,749
Real Estate - 1.7%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	425,000		450,407
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	1,560,000		1,734,553
American Tower, Sr. Unscd. Notes	2.95	1/15/2025	3,015,000		3,037,806
Digital Realty Trust, Gtd. Bonds	3.70	8/15/2027	1,240,000		1,287,597
HCP, Sr. Unscd. Notes	3.25	7/15/2026	1,996,000		2,020,699
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		2,136,995
				10,668,057
Retailing - .4%
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	2,263,000		2,483,950
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Gtd. Notes	3.00	1/15/2022	1,405,000		1,411,036
Broadcom, Gtd. Notes	4.25	4/15/2026	5,975,000	[a]	6,025,934
Broadcom, Gtd. Notes	4.75	4/15/2029	3,051,000	[a]	3,115,223
NXP/NXP Funding, Gtd. Notes	3.88	9/1/2022	448,000	[a]	461,607
				11,013,800
Technology Hardware & Equipment - 1.9%
Dell International, Sr. Scd. Notes	6.02	6/15/2026	1,265,000	[a]	1,398,951

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Technology Hardware & Equipment - 1.9% (continued)
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	900,000		947,019
International Business Machines, Sr. Unscd. Notes	3.00	5/15/2024	6,050,000		6,196,089
International Business Machines, Sr. Unscd. Notes	4.25	5/15/2049	3,025,000		3,276,327
				11,818,386
Telecommunication Services - 2.7%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,163,720
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	1,520,000		1,709,461
AT&T, Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		3,690,858
DKT Finance, Sr. Scd. Notes	9.38	6/17/2023	2,200,000	[a]	2,390,190
Qwest, Sr. Unscd. Debs.	6.88	9/15/2033	1,550,000		1,544,801
Rogers Communications, Gtd. Notes	4.10	10/1/2023	1,025,000		1,086,855
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	1,567,000	[a]	1,651,226
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	1,010,000		1,139,365
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	310,000		323,717
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	2,045,000	[a]	2,220,832
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/2055	38,000		42,995
				16,964,020
Transportation - .4%
FedEx, Gtd. Notes	4.40	1/15/2047	1,940,000		1,995,025
Ryder System, Sr. Unscd. Notes	3.50	6/1/2021	194,000		198,184
Union Pacific, Sr. Unscd. Notes	4.50	9/10/2048	98,000		111,748
				2,304,957
U.S. Government Agencies Mortgage-Backed - 17.9%
Federal Home Loan Mortgage Corp.:
3.50%, 8/1/30-8/1/46			9,729,134	[c]	10,129,656
5.00%, 9/1/40			179,387	[c]	195,999
5.50%, 5/1/40			24,406	[c]	26,181
6.00%, 6/1/22			50,581	[c]	51,831
6.50%, 9/1/29-3/1/32			1,696	[c]	1,895
7.00%, 11/1/31			47,461	[c]	50,747
7.50%, 12/1/25-1/1/31			3,102	[c]	3,172
8.00%, 1/1/28			1,806	[c]	2,068
8.50%, 7/1/30			247	[c]	290
Federal National Mortgage Association:
3.00%, 10/1/30-4/1/43			14,550,026	[c]	14,855,443
3.50%, 2/1/27-4/1/49			44,010,136	[c]	45,561,554
4.50%, 8/1/48			8,941,947	[c]	9,531,303
5.00%, 11/1/20			29,188	[c]	29,979

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
U.S. Government Agencies Mortgage-Backed - 17.9% (continued)
5.50%, 2/1/33-7/1/40			1,894,874	[c]	2,111,651
6.00%, 5/1/22-12/1/22			38,114	[c]	40,493
6.50%, 6/1/29-10/1/32			13,532	[c]	15,018
7.00%, 2/1/29-6/1/32			13,000	[c]	13,878
7.50%, 11/1/27-3/1/31			2,115	[c]	2,206
8.00%, 12/1/25			2,026	[c]	2,133
Government National Mortgage Association I:
5.50%, 4/1/33			410,265		463,953
6.50%, 4/1/28-7/1/32			6,293		6,940
7.00%, 10/1/28-9/1/31			1,613		1,856
7.50%, 11/1/30			121		123
8.00%, 5/1/26-10/1/30			7,093		7,257
8.50%, 4/1/25			682		690
9.00%, 10/1/27			4,272		4,284
Government National Mortgage Association II:
2.50%, 11/1/46			6,135,951		6,143,331
3.00%, 11/1/45-11/1/47			12,776,048		13,081,172
4.00%, 10/1/47-1/1/48			6,508,894		6,794,597
4.50%, 7/1/48			4,515,096		4,707,362
6.50%, 2/1/31-7/1/31			27,964		32,342
7.00%, 11/1/29			84		97
				113,869,501
U.S. Government Securities - 19.1%
U.S. Treasury Bonds	3.00	2/15/2049	8,647,200		9,484,560
U.S. Treasury Bonds	3.38	11/15/2048	1,962,000		2,307,228
U.S. Treasury Bonds	3.50	2/15/2039	8,162,500		9,690,737
U.S. Treasury Floating Rate Notes, 3 Month U.S. Treasury Bill Money Market Yield +.04%	2.12	7/31/2020	39,635,400	[b]	39,601,453
U.S. Treasury Notes	1.75	6/30/2024	6,377,000		6,352,214
U.S. Treasury Notes	2.38	5/15/2029	3,532,000		3,644,031
U.S. Treasury Notes	2.38	2/29/2024	9,952,500		10,191,010
U.S. Treasury Notes	2.38	4/30/2026	2,768,000		2,849,418
U.S. Treasury Notes	2.50	2/28/2026	25,827,500		26,776,862
U.S. Treasury Notes	2.63	2/15/2029	7,407,600		7,800,550
U.S. Treasury Notes	3.13	11/15/2028	2,052,000		2,246,499
				120,944,562
Utilities - 4.4%
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		4,837,311
Black Hills, Sr. Unscd. Notes	3.95	1/15/2026	193,000		202,002
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	100,000		105,941

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Utilities - 4.4% (continued)
Dominion Energy, Sr. Unscd. Notes, Ser. D	2.85	8/15/2026	2,365,000		2,357,284
Dominion Energy South Carolina, First Mortgage Bonds	4.25	8/15/2028	130,000		145,502
DTE Energy, Sr. Unscd. Notes, Ser. C	3.40	6/15/2029	3,251,000		3,332,858
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	355,000		363,264
Duke Energy Carolinas, First Mortgage Bonds	3.95	11/15/2028	4,445,000		4,906,726
Duquesne Light Holdings, Sr. Unscd. Notes	6.40	9/15/2020	163,000	[a]	169,184
Enel Finance International, Gtd. Notes	2.75	4/6/2023	200,000	[a]	200,556
Enel Finance International, Gtd. Notes	4.63	9/14/2025	306,000	[a]	329,435
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	91,000		94,266
Exelon Generation, Sr. Unscd. Notes	5.20	10/1/2019	2,200,000		2,209,786
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	355,000		432,070
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	179,000		206,066
Kansas City Power & Light, Sr. Scd. Notes	4.20	6/15/2047	167,000		186,853
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,382,260
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,579,575
NiSource, Jr. Sub. Notes	5.65	6/15/2168	134,000		133,402
Piedmont Natural Gas, Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,422,086
PPL Electric Utilities, First Mortgage Bonds	4.15	6/15/2048	315,000		355,085
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		757,351
Southern Co Gas Capital, Gtd. Notes	3.95	10/1/2046	98,000		97,591
Southern Co Gas Capital, Gtd. Notes	4.40	5/30/2047	211,000		225,870
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a]	154,140
				28,186,464
Total Bonds and Notes (cost $607,438,553)			629,074,785
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $14,292,600)	2.28		14,292,600	[d]	14,292,600
Total Investments (cost $621,731,153)			101.3%	643,367,385

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Liabilities, Less Cash and Receivables	(1.3%)	(8,518,722)
Net Assets	100.0%	634,848,663

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $130,293,819 or 20.52% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	47,524,371	-	47,524,371
Commercial Mortgage-Backed	-	17,988,695	-	17,988,695
Collateralized Loan Obligations	-	10,165,664	-	10,165,664
Corporate Bonds†	-	306,419,184	-	306,419,184
Foreign Government	-	4,708,030	-	4,708,030
Investment Companies	14,292,600	-	-	14,292,600
Municipal Bonds	-	7,454,778	-	7,454,778
U.S. Government Agencies/Mortgage-Backed	-	113,869,501	-	113,869,501
U.S. Treasury	-	120,944,562	-	120,944,562
Other Financial Instruments:
Futures††	36,286	-	-	36,286
Liabilities ($)
Other Financial Instruments:
Futures††	(400,727)	-	-	(400,727)

† See Statement of Investments for additional detailed categorizations.

† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Insight Core Plus Fund

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 5 Year Notes	109	9/19	12,777,175	12,813,461	36,286
Futures Short
U.S. Treasury 10 Year Notes	32	9/19	4,007,500	4,077,500	(70,000)
Ultra 10 Year U.S. Treasury Notes	103	9/19	13,867,179	14,197,906	(330,727)
Gross Unrealized Appreciation				36,286
Gross Unrealized Depreciation				(400,727)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2019, accumulated net unrealized appreciation on investments was $21,636,232, consisting of $22,841,824 gross unrealized appreciation and $1,205,592 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.